                      METROPOLITAN LIFE INSURANCE COMPANY

         INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                    SUPPLEMENT DATED APRIL 29, 2013 TO THE
                       PROSPECTUS DATED NOVEMBER 3, 2003

This supplement updates certain information contained in the last prospectus you received and in previous supplements to that prospectus. You should read and retain this supplement with your Policy. We will send you an additional copy of your most recent prospectus (and any previous supplements thereto), without charge, on written request sent to MetLife-SBR, 501 Route 22, Bridgewater, NJ 08807.

You may allocate net premiums and transfer cash value among the fixed account and the investment divisions of Separate Account 13S. Each investment division, in turn, invests in the shares of one of the following Portfolios:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
  Invesco V.I. Government Securities Fund
  Invesco V.I. International Growth Fund
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- CLASS I
  VP Vista/SM/ Fund
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Growth Fund
  American Funds International Fund
  American Funds U.S. Government/AAA-Rated Securities Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Initial Class
  Equity-Income Portfolio -- Initial Class
  Freedom 2010 Portfolio -- Initial Class
  Freedom 2015 Portfolio -- Initial Class
  Freedom 2020 Portfolio -- Initial Class
  Freedom 2025 Portfolio -- Initial Class
  Freedom 2030 Portfolio -- Initial Class
  High Income Portfolio -- Initial Class
  Investment Grade Bond Portfolio -- Initial Class
  Mid Cap Portfolio -- Service Class 2
JANUS ASPEN SERIES
  Janus Portfolio -- Institutional Shares
  Overseas Portfolio -- Service Shares
MET INVESTORS SERIES TRUST -- CLASS A
  Invesco Small Cap Growth Portfolio
  JPMorgan Small Cap Value Portfolio (formerly Dreman Small Cap Value Portfolio) Lord Abbett Bond Debenture Portfolio
  MFS(R) Research International Portfolio
  Morgan Stanley Mid Cap Growth Portfolio
  Oppenheimer Global Equity Portfolio
  Third Avenue Small Cap Value Portfolio
METROPOLITAN SERIES FUND
  Barclays Aggregate Bond Index Portfolio (formerly
  Barclays Capital Aggregate Bond Index Portfolio) -- Class A
  BlackRock Money Market Portfolio -- Class A
  Loomis Sayles Small Cap Core Portfolio -- Class A
  Met/Artisan Mid Cap Value Portfolio -- Class B
  MetLife Mid Cap Stock Index Portfolio -- Class A
  MetLife Stock Index Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class A
  MSCI EAFE(R) Index Portfolio -- Class A
  Russell 2000(R) Index Portfolio -- Class A
  T. Rowe Price Large Cap Growth Portfolio -- Class A
OPPENHEIMER VARIABLE ACCOUNT FUNDS -- NON-SERVICE SHARES
  Oppenheimer Main Street Small Cap Fund(R)/VA (formerly
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA)
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
  PIMCO All Asset Portfolio
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Emerging Markets VCT Portfolio -- Class II
  Pioneer Mid Cap Value VCT Portfolio -- Class I
PUTNAM VARIABLE TRUST -- CLASS IB
  Putnam VT International Value Fund
RUSSELL INVESTMENT FUNDS
  Aggressive Equity Fund
  Multi-Style Equity Fund
  Non-U.S. Fund
WELLS FARGO VARIABLE TRUST -- CLASS 1
  VT Opportunity Fund

The prospectuses for the Portfolios describe in greater detail an investment in the Portfolios including investment objectives, strategies, risk, sub-advisers and fees and expenses for each Portfolio. YOU MAY OBTAIN PROSPECTUSES FOR THE PORTFOLIOS BY CALLING US AT 908-253-1400.

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FEE TABLE

The following replaces the section entitled "Range of Underlying Portfolio
  Annual Operating Expenses".

The following tables describe the fees and expenses that the Underlying Portfolios will pay and that therefore a Policy owner will indirectly pay periodically during the time that he or she owns a Policy. The first table shows the minimum and maximum fees and expenses charged by the Underlying Portfolios for the fiscal year ended December 31, 2012. More detail concerning each Portfolio's fees and expenses is contained in the table that follows this table and in the prospectuses for the Underlying Portfolios. Certain Underlying Portfolios may impose a redemption fee in the future.

The next table describes the annual operating expenses for each Underlying Portfolio for the year ended December 31, 2012, as a percentage of the Underlying Portfolio's average daily net assets for the year (before and after fee waivers and expense reimbursements).

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING PORTFOLIO OPERATING EXPENSES

                                                                                      MINIMUM   MAXIMUM
                                                                                    --------- ---------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Underlying Portfolio assets, including management
fees, distribution and/or service (12b-1) fees, and other expenses)................   0.28%     1.71%

UNDERLYING PORTFOLIO FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                    DISTRIBUTION                               TOTAL                  NET TOTAL
                                                       AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                         MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
UNDERLYING PORTFOLIO                        FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
--------------------                     ---------- ------------ -------- ------------------ --------- -------------- ---------
AIM VARIABLE INSURANCE FUNDS (INVESCO
  VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Government Securities
   Fund.................................    0.46%         --       0.30%           --          0.76%        0.00%       0.76%
 Invesco V.I. International Growth
   Fund.................................    0.71%         --       0.30%           --          1.01%          --        1.01%
AMERICAN CENTURY VARIABLE PORTFOLIOS,
  INC. -- CLASS I
 VP Vista/SM/ Fund......................    1.00%         --         --            --          1.00%          --        1.00%
AMERICAN FUNDS INSURANCE SERIES(R) --
  CLASS 2
 American Funds Growth Fund.............    0.33%       0.25%      0.02%           --          0.60%          --        0.60%
 American Funds International
   Fund.................................    0.50%       0.25%      0.04%           --          0.79%          --        0.79%
 American Funds U.S. Government/
   AAA-Rated Securities Fund............    0.33%       0.25%      0.01%           --          0.59%          --        0.59%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Initial
   Class................................    0.56%         --       0.08%           --          0.64%          --        0.64%
 Equity-Income Portfolio -- Initial
   Class................................    0.46%         --       0.10%           --          0.56%          --        0.56%
 Freedom 2010 Portfolio -- Initial
   Class................................      --          --         --          0.56%         0.56%          --        0.56%
 Freedom 2015 Portfolio -- Initial
   Class................................      --          --         --          0.57%         0.57%          --        0.57%
 Freedom 2020 Portfolio -- Initial
   Class................................      --          --         --          0.59%         0.59%          --        0.59%

                                                  DISTRIBUTION                               TOTAL                  NET TOTAL
                                                     AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                       MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
UNDERLYING PORTFOLIO                      FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
--------------------                   ---------- ------------ -------- ------------------ --------- -------------- ---------
 Freedom 2025 Portfolio -- Initial
   Class..............................      --          --         --          0.64%         0.64%          --        0.64%
 Freedom 2030 Portfolio -- Initial
   Class..............................      --          --         --          0.65%         0.65%          --        0.65%
 High Income Portfolio -- Initial
   Class..............................    0.56%         --       0.12%           --          0.68%          --        0.68%
 Investment Grade Bond Portfolio --
   Initial Class......................    0.31%         --       0.11%           --          0.42%          --        0.42%
 Mid Cap Portfolio -- Service
   Class 2............................    0.56%       0.25%      0.09%           --          0.90%          --        0.90%
JANUS ASPEN SERIES
 Janus Portfolio -- Institutional
   Shares.............................    0.48%         --       0.05%           --          0.53%          --        0.53%
 Overseas Portfolio -- Service
   Shares.............................    0.44%       0.25%      0.05%           --          0.74%          --        0.74%
MET INVESTORS SERIES TRUST -- CLASS A
 Invesco Small Cap Growth
   Portfolio..........................    0.85%         --       0.02%           --          0.87%        0.01%       0.86%
 JPMorgan Small Cap Value
   Portfolio..........................    0.78%         --       0.06%           --          0.84%        0.09%       0.75%
 Lord Abbett Bond Debenture
   Portfolio..........................    0.51%         --       0.03%           --          0.54%          --        0.54%
 MFS(R) Research International
   Portfolio..........................    0.68%         --       0.07%           --          0.75%        0.05%       0.70%
 Morgan Stanley Mid Cap Growth
   Portfolio..........................    0.65%         --       0.07%           --          0.72%        0.01%       0.71%
 Oppenheimer Global Equity
   Portfolio..........................    0.67%         --       0.09%           --          0.76%        0.02%       0.74%
 Third Avenue Small Cap Value
   Portfolio..........................    0.74%         --       0.03%           --          0.77%        0.01%       0.76%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index
   Portfolio -- Class A...............    0.25%         --       0.04%           --          0.29%        0.01%       0.28%
 BlackRock Money Market Portfolio --
   Class A............................    0.33%         --       0.02%           --          0.35%        0.01%       0.34%
 Loomis Sayles Small Cap Core
   Portfolio -- Class A...............    0.90%         --       0.07%         0.10%         1.07%        0.08%       0.99%
 Met/Artisan Mid Cap Value
   Portfolio -- Class B...............    0.81%       0.25%      0.04%           --          1.10%          --        1.10%
 MetLife Mid Cap Stock Index
   Portfolio -- Class A...............    0.25%         --       0.07%         0.02%         0.34%        0.00%       0.34%
 MetLife Stock Index Portfolio --
   Class A............................    0.25%         --       0.03%           --          0.28%        0.01%       0.27%
 MFS(R) Total Return Portfolio --
   Class A............................    0.55%         --       0.05%           --          0.60%          --        0.60%
 MSCI EAFE(R) Index Portfolio --
   Class A............................    0.30%         --       0.11%         0.01%         0.42%        0.00%       0.42%
 Russell 2000(R) Index Portfolio --
   Class A............................    0.25%         --       0.08%         0.09%         0.42%        0.00%       0.42%
 T. Rowe Price Large Cap Growth
   Portfolio -- Class A...............    0.60%         --       0.04%           --          0.64%        0.01%       0.63%

                                                  DISTRIBUTION                               TOTAL                  NET TOTAL
                                                     AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                       MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
UNDERLYING PORTFOLIO                      FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
--------------------                   ---------- ------------ -------- ------------------ --------- -------------- ---------
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- NON-SERVICE SHARES
 Oppenheimer Main Street Small Cap
   Fund(R)/VA.........................    0.69%         --       0.14%           --          0.83%        0.03%       0.80%
PIMCO VARIABLE INSURANCE TRUST --
  ADMINISTRATIVE CLASS
 PIMCO All Asset Portfolio............    0.43%       0.15%        --          0.75%         1.33%        0.09%       1.24%
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Emerging Markets VCT
   Portfolio -- Class II..............    1.15%       0.25%      0.30%         0.01%         1.71%          --        1.71%
 Pioneer Mid Cap Value VCT
   Portfolio -- Class I...............    0.65%         --       0.07%           --          0.72%          --        0.72%
PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT International Value
   Fund...............................    0.71%       0.25%      0.23%           --          1.19%          --        1.19%
RUSSELL INVESTMENT FUNDS
 Aggressive Equity Fund...............    0.90%         --       0.18%           --          1.08%        0.05%       1.03%
 Multi-Style Equity Fund..............    0.73%         --       0.13%           --          0.86%          --        0.86%
 Non-U.S. Fund........................    0.90%         --       0.16%           --          1.06%        0.05%       1.01%
WELLS FARGO VARIABLE TRUST -- CLASS 1
 VT Opportunity Fund..................    0.65%         --       0.20%         0.01%         0.86%        0.10%       0.76%

The information shown in the table above was provided by the Underlying Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Portfolio's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Portfolio, but that the expenses of the Underlying Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Portfolio's board of directors or trustees, are not shown.

THE UNDERLYING PORTFOLIOS

The following table describes the investment objectives and identifies the investment adviser of each Underlying Portfolio.

                                                   INVESTMENT                      INVESTMENT
           FUNDING OPTION                          OBJECTIVE                   ADVISER/SUBADVISER
-------------------------------------- ----------------------------------- ----------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
 Invesco V.I. Government Securities    Seeks total return, comprised of    Invesco Advisers, Inc.
   Fund                                current income and capital
                                       appreciation.
 Invesco V.I. International Growth     Seeks long-term growth of capital.  Invesco Advisers, Inc.
   Fund
AMERICAN CENTURY VARIABLE PORTFOLIOS,
  INC. -- CLASS I
 VP Vista/SM/ Fund                     Seeks long-term capital growth.     American Century Investment
                                                                           Management, Inc.

                                                        INVESTMENT                          INVESTMENT
             FUNDING OPTION                              OBJECTIVE                       ADVISER/SUBADVISER
------------------------------------------ -------------------------------------- ---------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
  CLASS 2
 American Funds Growth Fund                Seeks growth of capital.               Capital Research and Management
                                                                                  Company
 American Funds International Fund         Seeks long-term growth of capital.     Capital Research and Management
                                                                                  Company
 American Funds U.S. Government/           Seeks a high level of current income   Capital Research and Management
   AAA-Rated Securities Fund               consistent with preservation of        Company
                                           capital.
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Initial Class  Seeks long-term capital appreciation.  Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
 Equity-Income Portfolio -- Initial Class  Seeks reasonable income. The fund      Fidelity Management & Research
                                           will also consider the potential for   Company
                                           capital appreciation. The fund's goal  Subadviser: FMR Co., Inc.
                                           is to achieve a yield which exceeds
                                           the composite yield on the securities
                                           comprising the S&P 500(R) Index.
 Freedom 2010 Portfolio -- Initial Class   Seeks high total return with a         Strategic Advisers, Inc.
                                           secondary objective of principal
                                           preservation as the fund approaches
                                           its target date and beyond.
 Freedom 2015 Portfolio -- Initial Class   Seeks high total return with a         Strategic Advisers, Inc.
                                           secondary objective of principal
                                           preservation as the fund approaches
                                           its target date and beyond.
 Freedom 2020 Portfolio -- Initial Class   Seeks high total return with a         Strategic Advisers, Inc.
                                           secondary objective of principal
                                           preservation as the fund approaches
                                           its target date and beyond.
 Freedom 2025 Portfolio -- Initial Class   Seeks high total return with a         Strategic Advisers, Inc.
                                           secondary objective of principal
                                           preservation as the fund approaches
                                           its target date and beyond.
 Freedom 2030 Portfolio -- Initial Class   Seeks high total return with a         Strategic Advisers, Inc.
                                           secondary objective of principal
                                           preservation as the fund approaches
                                           its target date and beyond.
 High Income Portfolio -- Initial Class    Seeks a high level of current income,  Fidelity Management & Research
                                           while also considering growth of       Company
                                           capital.                               Subadviser: FMR Co., Inc.
 Investment Grade Bond Portfolio --        Seeks as high a level of current       Fidelity Management & Research
   Initial Class                           income as is consistent with the       Company
                                           preservation of capital.               Subadviser: Fidelity Investments
                                                                                  Money Management, Inc.
 Mid Cap Portfolio -- Service Class 2      Seeks long-term growth of capital.     Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
JANUS ASPEN SERIES
 Janus Portfolio -- Institutional Shares   Seeks long-term growth of capital.     Janus Capital Management LLC
 Overseas Portfolio -- Service Shares      Seeks long-term growth of capital.     Janus Capital Management LLC

                                                         INVESTMENT                             INVESTMENT
             FUNDING OPTION                               OBJECTIVE                          ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- -------------------------------------
MET INVESTORS SERIES TRUST -- CLASS A
 Invesco Small Cap Growth Portfolio        Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Small Cap Value Portfolio        Seeks long-term capital growth.          MetLife Advisers, LLC
                                                                                    Subadviser: J.P. Morgan Investment
                                                                                    Management Inc.
 Lord Abbett Bond Debenture Portfolio      Seeks high current income and the        MetLife Advisers, LLC
                                           opportunity for capital appreciation to  Subadviser: Lord, Abbett & Co. LLC produce a high total return.
 MFS(R) Research International Portfolio   Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
 Morgan Stanley Mid Cap Growth             Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio                                                                        Subadviser: Morgan Stanley
                                                                                    Investment Management Inc.
 Oppenheimer Global Equity                 Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class A                                                             Subadviser: OppenheimerFunds, Inc.
 Third Avenue Small Cap Value              Seeks long-term capital appreciation.    MetLife Advisers, LLC
   Portfolio                                                                        Subadviser: Third Avenue
                                                                                    Management LLC
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index             Seeks to track the performance of the    MetLife Advisers, LLC
   Portfolio -- Class A                    Barclays U.S. Aggregate Bond Index.      Subadviser: MetLife Investment
                                                                                    Management, LLC
 BlackRock Money Market Portfolio --       Seeks a high level of current income     MetLife Advisers, LLC
   Class A                                 consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
 Loomis Sayles Small Cap Core              Seeks long-term capital growth from      MetLife Advisers, LLC
   Portfolio -- Class A                    investments in common stocks or          Subadviser: Loomis, Sayles &
                                           other equity securities.                 Company, L.P.
 Met/Artisan Mid Cap Value                 Seeks long-term capital growth.          MetLife Advisers, LLC
   Portfolio -- Class B                                                             Subadviser: Artisan Partners Limited
                                                                                    Partnership
 MetLife Mid Cap Stock Index               Seeks to track the performance of the    MetLife Advisers, LLC
   Portfolio -- Class A                    Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                           Composite Stock Price Index.             Management, LLC
 MetLife Stock Index Portfolio --          Seeks to track the performance of the    MetLife Advisers, LLC
   Class A                                 Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Management, LLC
 MFS(R) Total Return Portfolio -- Class A  Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
 MSCI EAFE(R) Index Portfolio -- Class A   Seeks to track the performance of the    MetLife Advisers, LLC
                                           MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                                    Management, LLC
 Russell 2000(R) Index Portfolio --        Seeks to track the performance of the    MetLife Advisers, LLC
   Class A                                 Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                                    Management, LLC
 T. Rowe Price Large Cap Growth            Seeks long-term growth of capital        MetLife Advisers, LLC
   Portfolio -- Class A                    and, secondarily, dividend income.       Subadviser: T. Rowe Price
                                                                                    Associates, Inc.

                                                     INVESTMENT                             INVESTMENT
           FUNDING OPTION                             OBJECTIVE                          ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- -------------------------------------
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- NON-SERVICE SHARES
 Oppenheimer Main Street Small         Seeks capital appreciation.              OppenheimerFunds, Inc.
 Cap Fund(R)/VA
PIMCO VARIABLE INSURANCE TRUST --
  ADMINISTRATIVE CLASS
 PIMCO All Asset Portfolio             Seeks maximum real return consistent     Pacific Investment Management
                                       with preservation of real capital and    Company LLC
                                       prudent investment management.           Subadviser: Research Affiliates, LLC
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Emerging Markets VCT          Seeks long-term growth of capital.       Pioneer Investment Management, Inc.
   Portfolio -- Class II
 Pioneer Mid Cap Value VCT             Seeks capital appreciation by            Pioneer Investment Management, Inc.
   Portfolio -- Class I                investing in a diversified portfolio of
                                       securities consisting primarily of
                                       common stocks.
PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT International Value Fund    Seeks capital growth. Current income     Putnam Investment Management, LLC
                                       is a secondary objective.                Subadviser: The Putnam Advisory
                                                                                Company, LLC
RUSSELL INVESTMENT FUNDS
 Aggressive Equity Fund                Seeks to provide long term capital       Russell Investment Management
                                       growth.                                  Company
 Multi-Style Equity Fund               Seeks to provide long term capital       Russell Investment Management
                                       growth.                                  Company
 Non-U.S. Fund                         Seeks to provide long term capital       Russell Investment Management
                                       growth.                                  Company
WELLS FARGO VARIABLE TRUST -- CLASS 1
 VT Opportunity Fund                   Seeks long-term capital appreciation.    Wells Fargo Funds Management, LLC
                                                                                Subadviser: Wells Capital
                                                                                Management Incorporated

DEATH BENEFIT

The following is added to this section:

Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the beneficiary of the death benefit, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on our books and records. ("Escheatment" is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Policy's death benefit from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designation -- including complete names and complete address -- if and as they change. You should contact our Designated Office to make a change to your beneficiary designation.

TRANSFERS

The following sections have been modified:

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Policy owners to transfer cash value may dilute the value of an Underlying Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Portfolio and the reflection of that change in the Underlying Portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Portfolios, which may in turn adversely affect owners and other persons who may have an interest in the Policies (e.g., beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Portfolios (i.e., the Invesco V.I. International Growth Fund, American Funds International Fund, Fidelity VIP High Income Portfolio, Janus Aspen Overseas Portfolio, Invesco Small Cap Growth Portfolio, JPMorgan Small Cap Value Portfolio, Lord Abbett Bond Debenture Portfolio, MFS Research International Portfolio, Oppenheimer Global Equity Portfolio, Third Avenue Small Cap Value Portfolio, Loomis Sayles Small Cap Core Portfolio, MSCI EAFE Index Portfolio, Russell 2000 Index Portfolio, Oppenheimer Main Street Small Cap Fund/VA, Pioneer Emerging Markets VCT Portfolio, Putnam VT International Value Fund, Russell Aggressive Equity Fund and Russell Non-U.S. Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current cash value; and (3) two or more "round-trips" involving any Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Policy to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Underlying Portfolio and there are no arrangements in place to permit any Policy owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Underlying Portfolio or its principal underwriter that obligates us to provide to the Underlying Portfolio promptly upon request certain information about the trading activity of individual Policy owners, and to execute instructions from the Underlying Portfolio to restrict or prohibit further purchases or transfers by specific Policy owners who violate the frequent transfer policies established by the Underlying Portfolio.

In addition, Policy owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Underlying Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Portfolios (and thus Policy owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Portfolios. If an Underlying Portfolio believes that an omnibus order reflects one or more transfer requests from Policy owners engaged in frequent trading, the Underlying Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Policy owner). You should read the Underlying Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Portfolios and may disrupt portfolio management strategy, requiring an Underlying Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Portfolios except where the portfolio manager of a particular Underlying Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Policy owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

MORTALITY AND EXPENSE RISK CHARGE

We are waiving the mortality and expense risk charge on Insurance Account Value allocated to the Met/Artisan Mid Cap Value Division and the Oppenheimer Global Equity Division to the extent the Underlying Portfolio expenses exceed 1.34% and 0.62% respectively.

FEDERAL TAX MATTERS

The following is a brief summary of some tax rules that may apply to your Policy. It does not purport to be complete or cover every situation. Because individual circumstances vary, you should consult with your own tax advisor to find out how taxes can affect your benefits and rights under your Policy, especially before you make unscheduled premium payments, change your specified face amount, change your death benefit option, change coverage provided by riders, take a loan or withdrawal, or assign or surrender the Policy. Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends.

IRS CIRCULAR 230 NOTICE: The tax information contained in this Prospectus is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. The Policyholder should seek tax advice based on its particular circumstances from an independent tax advisor.

INSURANCE PROCEEDS

.. Generally excludable from your beneficiary's gross income to the extent provided in Section 101 of the Internal Revenue Code ("Code").

   In the case of employer-owned life insurance as defined in Section 101(j) of the Code, the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

   Insurance death proceeds will also be taxable in the case of a transfer-for-value unless certain exceptions apply.

.. The proceeds may be subject to federal estate tax: (i) if paid to the insured's estate; or (ii) if paid to a different beneficiary if the insured possessed incidents of ownership at or within three years before death.

.. If you die before the insured, the value of your Policy (determined under IRS rules) is included in your estate and may be subject to federal estate tax.

.. Whether or not any federal estate tax is due is based on a number of factors, including the estate size.

.. The insurance proceeds payable upon death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued. The rules under section 7702 of the Internal Revenue Code with respect to Policies issued on a substandard risk basis are not entirely clear.

CASH VALUE (IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT)

You are generally not taxed on your cash value until you withdraw it, surrender your Policy or receive a distribution such as on the Final Date. In these cases, you are generally permitted to take withdrawals and receive other distributions up to the amount of premiums paid without any tax consequences. However, withdrawals and other distributions will be subject to income tax after you have received amounts equal to the total premiums you paid.

Somewhat different rules apply in the first 15 Policy years, when a distribution may be subject to tax if there is a gain in your Policy (which is generally when your cash value exceeds the cumulative premiums you paid).

There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if you are subject to that tax.

SPLIT -- DOLLAR INSURANCE PLANS

The IRS has issued guidance on split dollar insurance plans. A tax advisor should be consulted with respect to this guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. If your split dollar plan provides deferred compensation, recently enacted rules governing deferred compensation arrangements may apply. Failure to adhere to these rules will result in adverse tax consequences. Consult a tax adviser.

The Sarbanes-Oxley Act of 2002 (the "Act"), which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to certain split-dollar life insurance arrangements for directors and executive officers of such companies, since at least some such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.

Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.

LOANS

.. Loan amounts you receive will generally not be subject to income tax, unless your Policy is or becomes a modified endowment contract, is exchanged or terminates.

.. Interest on loans is generally not deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.

..  If your Policy terminates (upon surrender, cancellation lapse, the Final
   Date or, in most cases, exchange) while any Policy loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a "distribution" to you. Any such distribution will have the same tax consequences as any other Policy distribution. Thus, there will generally be federal income tax payable on the amount by which withdrawals and loans exceed your remaining basis in the Policy. In the case of an outstanding loan at the time of an exchange, the cancelled loan will generally be taxed to the extent of any policy gain. Since amounts borrowed reduce the cash value that will be distributed to you if the Policy is surrendered, cancelled or lapses, any cash value distributed to you in these circumstances may be insufficient to pay the income tax on any gain.

.. The tax consequences of loans outstanding after the 15th Policy year are uncertain.

MODIFIED ENDOWMENT CONTRACTS

These contracts are life insurance policies where the premiums paid during the first 7 years after the Policy is issued, or after a material change in the Policy exceeds tax law limits referred to as the "7-pay test." Material changes in the Policy, include changes in the level of benefits and certain other changes to your Policy after the issue date. Reductions in benefits during a 7-pay period may cause your Policy to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts.

Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a MEC.

If your Policy is considered a modified endowment contract:

.. The death benefit will still generally be income tax free to your beneficiary, as discussed above.

..  Amounts withdrawn or distributed before the insured's death, including
   (without limitation) loans, assignments and pledges, are (to the extent of any gains on your policy) treated as income first and subject to income tax. All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.

.. You will generally owe an additional 10% tax penalty on the taxable portion of the amounts you received before age 59 1/2, except generally if you are disabled or the distribution is part of a series of substantially equal periodic payments.

.. If a Policy becomes a modified endowment contract, distributions that occur during the Policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

DIVERSIFICATION

In order for your Policy to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Policy. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Policy owners of gains under their Policies. In addition, if Portfolio shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, there could be adverse consequences under the diversification rules.

INVESTOR CONTROL

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the owner of a Policy should not be treated as an owner of the assets in our Separate Account. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Separate Account assets.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

The transfer of the Policy or the designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the insured dies, the death proceeds will generally be includable in the Policy owner's estate for purposes of the Federal estate tax if the Policy owner was the insured, if the insured possessed incidents of ownership in the Policy at the time of death, or the insured made a gift transfer of the Policy within three years of death. If the Policy owner was not the insured, the fair market value of the Policy would be included in the Policy owner's estate upon the Policy owner's death. Moreover, under certain circumstances, the Internal Revenue Code may impose a "generation-skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping transfer and other taxes.

In general, current rules provide for a $5 million estate, gift and generation-skipping transfer tax exemption (as indexed for inflation) and a top tax rate of 40 percent.

The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

WITHHOLDING

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding taxation with respect to a life insurance Policy purchase.

BUSINESS USES OF POLICY

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. As noted, in the case of a business owned Policy, the provisions of Section 101(j) of the Code may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax laws, rules and interpretations can adversely affect the tax treatment of your Policy. These changes may take effect retroactively. We reserve the right to amend the Policy in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:

..  Possible taxation of cash value transfers.

.. Possible taxation as if you were the owner of your allocable portion of the Separate Account's assets.

.. Possible limits on the number of investment funds available or the frequency of transfers among them.

..  Possible changes in the tax treatment of Policy benefits and rights.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy owners since the Company is the owner of the assets from which the tax benefits are derived.

THE COMPANY'S INCOME TAXES

Under current Federal income tax law we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for company Federal income taxes. (We do deduct a charge for Federal taxes from premiums.) We reserve the right to charge the Separate Account for any future Federal income taxes we may incur. Under current laws we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.